BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES
Schedule of brokerage commission and handling charge expenses

	Year ended December 31,
	2023	2024	2025

	(HK$ in thousands)
Commission, handling and settlement expenses	249,172	340,361	588,090
IPO subscription service charge expenses	395	877	17,954
Total	249,567	341,238	606,044